Average Annual Total Returns - Loomis Sayles Small Cap Growth Portfolio	Apr. 30, 2021
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class A
Average Annual Return:
1 Year	34.34%
5 Years	18.26%
10 Years	15.03%
Class B
Average Annual Return:
1 Year	34.04%
5 Years	17.97%
10 Years	14.74%
Class E
Average Annual Return:
1 Year	34.15%
5 Years	18.09%
10 Years	14.86%